UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Small Cap Value Fund
Class A [PSLAX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$58	1.09%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$307,472,000
Total Number of Portfolio Holdings	124
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSA-1026

Putnam Small Cap Value Fund
Class C [PSLCX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$98	1.84%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$307,472,000
Total Number of Portfolio Holdings	124
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSC-1026

Putnam Small Cap Value Fund
Class R [PSCRX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$71	1.34%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$307,472,000
Total Number of Portfolio Holdings	124
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSR-1026

Putnam Small Cap Value Fund
Class R6 [PSCMX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$39	0.73%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$307,472,000
Total Number of Portfolio Holdings	124
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSR6-1026

Putnam Small Cap Value Fund
Class Y [PYSVX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$45	0.84%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$307,472,000
Total Number of Portfolio Holdings	124
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSY-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Small Cap Value Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.63 $15.60 $15.07 $13.92 $15.59 $13.29
Income from investment operations
b
:
Net investment income
c
............. 0.05 0.11 0.08 0.11 0.03 0.02
Net realized and unrealized gains (losses) 1.77 1.97 1.34 1.23 (0.63) 2.31
Total from investment operations ........ 1.82 2.08 1.42 1.34 (0.60) 2.33
Less distributions from:
Net investment income .............. — (0.20) (0.13) (0.08) (0.05) (0.03)
Net realized gains ................. — (0.85) (0.76) (0.11) (1.02) —
Total distributions ................... — (1.05) (0.89) (0.19) (1.07) (0.03)
Net asset value, end of period .......... $18.45 $16.63 $15.60 $15.07 $13.92 $15.59
Total return
d
....................... 10.94% 13.72% 8.99% 9.70% (3.47)% 17.55%
Ratios to average net assets
e
Expenses
f
......................... 1.09% 1.10% 1.14% 1.18% 1.18%
g
1.15%
Net investment income ............... 0.59% 0.73% 0.51% 0.84% 0.20% 0.16%
Supplemental data
Net assets , end of period (000’s) ........ $181,847 $166,253 $155,502 $150,710 $151,108 $164,411
Portfolio turnover rate ................ 65% 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.86 $10.54 $10.45 $9.72 $11.27 $9.66
Income from investment operations
b
:
Net investment income (loss)
c
........ (0.01) (—)
d
(0.03) 0.01 (0.06) (0.06)
Net realized and unrealized gains (losses) 1.15 1.30 0.95 0.85 (0.47) 1.67
Total from investment operations ........ 1.14 1.30 0.92 0.86 (0.53) 1.61
Less distributions from:
Net investment income .............. — (0.13) (0.07) (0.02) — —
Net realized gains ................. — (0.85) (0.76) (0.11) (1.02) —
Total distributions ................... — (0.98) (0.83) (0.13) (1.02) —
Net asset value, end of period .......... $12.00 $10.86 $10.54 $10.45 $9.72 $11.27
Total return
e
....................... 10.50% 12.80% 8.25% 8.87% (4.17)% 16.67%
Ratios to average net assets
f
Expenses
g
........................ 1.84% 1.85% 1.89% 1.93% 1.93%
h
1.90%
Net investment income (loss) .......... (0.15)% (0.02)% (0.23)% 0.10% (0.54)% (0.58)%
Supplemental data
Net assets , end of period (000’s) ........ $5,122 $5,002 $5,568 $6,889 $8,035 $9,036
Portfolio turnover rate ................ 65% 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.99 $15.05 $14.59 $13.50 $15.14 $12.91
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.03 0.07 0.04 0.07 (0.01) (0.01)
Net realized and unrealized gains (losses) 1.69 1.90 1.29 1.19 (0.61) 2.24
Total from investment operations ........ 1.72 1.97 1.33 1.26 (0.62) 2.23
Less distributions from:
Net investment income .............. — (0.18) (0.11) (0.06) — —
Net realized gains ................. — (0.85) (0.76) (0.11) (1.02) —
Total distributions ................... — (1.03) (0.87) (0.17) (1.02) —
Net asset value, end of period .......... $17.71 $15.99 $15.05 $14.59 $13.50 $15.14
Total return
d
....................... 10.76% 13.47% 8.70% 9.40% (3.69)% 17.27%
Ratios to average net assets
e
Expenses
f
......................... 1.34% 1.35% 1.39% 1.43% 1.43%
g
1.40%
Net investment income (loss) .......... 0.36% 0.49% 0.27% 0.56% (0.06)% (0.08)%
Supplemental data
Net assets , end of period (000’s) ........ $2,752 $2,736 $1,350 $1,038 $865 $1,029
Portfolio turnover rate ................ 65% 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.09 $16.87 $16.20 $14.94 $16.65 $14.19
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.19 0.15 0.18 0.09 0.09
Net realized and unrealized gains (losses) 1.91 2.14 1.43 1.33 (0.68) 2.46
Total from investment operations ........ 2.00 2.33 1.58 1.51 (0.59) 2.55
Less distributions from:
Net investment income .............. — (0.26) (0.15) (0.14) (0.10) (0.09)
Net realized gains ................. — (0.85) (0.76) (0.11) (1.02) —
Total distributions ................... — (1.11) (0.91) (0.25) (1.12) (0.09)
Net asset value, end of period .......... $20.09 $18.09 $16.87 $16.20 $14.94 $16.65
Total return
d
....................... 11.06% 14.21% 9.37% 10.16% (3.11)% 17.97%
Ratios to average net assets
e
Expenses
f
......................... 0.73% 0.73% 0.76% 0.78% 0.79%
g
0.76%
Net investment income ............... 0.94% 1.10% 0.85% 1.23% 0.60% 0.55%
Supplemental data
Net assets , end of period (000’s) ........ $25,620 $20,462 $11,629 $19,955 $23,585 $26,901
Portfolio turnover rate ................ 65% 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.01 $16.80 $16.15 $14.89 $16.59 $14.15
Income from investment operations
b
:
Net investment income
c
............. 0.08 0.17 0.13 0.16 0.07 0.06
Net realized and unrealized gains (losses) 1.90 2.13 1.43 1.32 (0.67) 2.46
Total from investment operations ........ 1.98 2.30 1.56 1.48 (0.60) 2.52
Less distributions from:
Net investment income .............. — (0.24) (0.15) (0.11) (0.08) (0.08)
Net realized gains ................. — (0.85) (0.76) (0.11) (1.02) —
Total distributions ................... — (1.09) (0.91) (0.22) (1.10) (0.08)
Net asset value, end of period .......... $19.99 $18.01 $16.80 $16.15 $14.89 $16.59
Total return
d
....................... 10.99% 14.04% 9.24% 10.01% (3.22)% 17.80%
Ratios to average net assets
e
Expenses
f
......................... 0.84% 0.85% 0.89% 0.93% 0.93%
g
0.90%
Net investment income ............... 0.85% 0.98% 0.77% 1.10% 0.48% 0.35%
Supplemental data
Net assets , end of period (000’s) ........ $92,131 $87,755 $91,329 $77,094 $94,133 $138,102
Portfolio turnover rate ................ 65% 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Schedule of Investments (unaudited), August 31, 2026
Putnam Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.9%
Aerospace & Defense 0.6%
a,b
Astronics Corp. ..................................... United States 25,060 $ 1,846,170
Air Freight & Logistics 0.5%
a
Radiant Logistics, Inc. ................................ United States 178,500 1,524,390
Automobile Components 2.3%
a,b
Gentherm, Inc. ..................................... United States 91,200 3,583,248
a
Holley, Inc. ........................................ United States 1,233,956 3,529,114
7,112,362
Banks 19.3%
a
Avidbank Holdings, Inc. ............................... United States 70,726 2,223,625
Avidia Bancorp, Inc. ................................. United States 33,840 749,556
a
Axos Financial, Inc. .................................. United States 32,150 3,111,798
Banc of California, Inc. ............................... United States 141,200 2,629,144
a
Bancorp, Inc. (The) .................................. United States 46,900 3,048,500
a,b
Coastal Financial Corp. ............................... United States 38,596 1,818,258
Commercial Bancgroup, Inc. ........................... United States 65,641 2,217,353
Community West Bancshares .......................... United States 117,100 3,036,403
ConnectOne Bancorp, Inc. ............................ United States 47,324 1,487,867
Eagle Bancorp, Inc. .................................. United States 77,800 2,123,162
First Community Corp. ............................... United States 66,000 2,184,600
Five Star Bancorp ................................... United States 90,711 4,156,378
Metropolitan Bank Holding Corp. ........................ United States 33,646 3,054,384
b
Nicolet Bankshares, Inc. .............................. United States 25,133 4,256,022
Northrim BanCorp, Inc. ............................... United States 84,900 2,170,893
b
Old Second Bancorp, Inc. ............................. United States 121,200 3,039,696
Popular, Inc. ....................................... United States 20,200 3,397,438
Primis Financial Corp. ................................ United States 152,500 2,424,750
a
Southern First Bancshares, Inc. ......................... United States 34,700 2,128,845
a
Third Coast Bancshares, Inc. .......................... United States 45,500 2,029,300
UMB Financial Corp. ................................. United States 28,100 3,979,803
Unity Bancorp, Inc. .................................. United States 26,300 1,526,189
b
Valley National Bancorp .............................. United States 192,300 2,622,972
59,416,936
Biotechnology 3.6%
a
BioMarin Pharmaceutical, Inc. .......................... United States 44,600 2,909,258
a,b
Cytokinetics, Inc. .................................... United States 35,800 2,538,578
a
Janux Therapeutics, Inc. .............................. United States 70,942 1,292,563
a,b
Precigen, Inc. ...................................... United States 460,000 3,187,800
a
Vaxcyte, Inc. ....................................... United States 20,934 1,271,531
11,199,730
Capital Markets 2.4%
a
Donnelley Financial Solutions, Inc. ...................... United States 72,600 3,506,580
a
Webull Corp. ....................................... United States 411,100 3,897,228
7,403,808
Chemicals 0.6%
b
Tronox Holdings plc ................................. United States 371,500 1,965,235
Commercial Services & Supplies 2.2%
a
Casella Waste Systems, Inc. , A ......................... United States 34,000 3,136,500
b
HNI Corp. ......................................... United States 75,132 3,638,643
6,775,143

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 1.1%
a
Aviat Networks, Inc. ................................. United States 165,449 $ 3,297,399
Construction & Engineering 1.6%
b
Valmont Industries, Inc. ............................... United States 6,440 3,024,610
b
WillScot Holdings Corp. ............................... United States 97,600 2,020,320
5,044,930
Consumer Finance 1.8%
Jefferson Capital, Inc. ................................ United States 118,500 2,465,985
a
PRA Group, Inc. .................................... United States 156,700 2,949,094
5,415,079
Consumer Staples Distribution & Retail 0.9%
a
Yesway, Inc. , A ..................................... United States 113,028 2,815,527
Diversified Consumer Services 1.0%
a
McGraw Hill, Inc. .................................... United States 221,828 2,912,602
Diversified REITs 1.1%
Broadstone Net Lease, Inc. ............................ United States 158,100 3,297,966
Diversified Telecommunication Services 0.6%
a,b
Uniti Group, Inc. .................................... United States 179,400 1,779,648
Electric Utilities 1.0%
Portland General Electric Co. .......................... United States 60,848 2,973,033
Electrical Equipment 0.5%
Regal Rexnord Corp. ................................ United States 10,600 1,679,570
Electronic Equipment, Instruments & Components 0.6%
b
Vishay Intertechnology, Inc. ............................ United States 55,800 1,697,994
Energy Equipment & Services 3.9%
Archrock, Inc. ...................................... United States 80,800 2,546,816
Helmerich & Payne, Inc. .............................. United States 74,000 3,224,920
b
Patterson-UTI Energy, Inc. ............................ United States 261,800 3,309,152
a,b
Transocean Ltd. .................................... United States 477,400 2,773,694
11,854,582
Financial Services 1.5%
NewtekOne, Inc. .................................... United States 213,722 2,519,783
Walker & Dunlop, Inc. ................................ United States 52,061 2,110,032
4,629,815
Food Products 0.6%
a,b
Mission Produce, Inc. ................................ United States 149,400 1,900,368
Gas Utilities 2.5%
ONE Gas, Inc. ..................................... United States 39,300 3,115,311
Southwest Gas Holdings, Inc. .......................... United States 37,400 3,303,542
Spire, Inc. ......................................... United States 16,900 1,383,096
7,801,949
Health Care Equipment & Supplies 0.5%
a
Tactile Systems Technology, Inc. ........................ United States 66,900 1,537,362
Health Care Providers & Services 5.3%
a
Acadia Healthcare Co., Inc. ............................ United States 103,500 2,852,460
a
BrightSpring Health Services, Inc. ....................... United States 33,600 1,962,240
a
DocGo, Inc. ....................................... United States 352,000 134,112

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
LifeStance Health Group, Inc. .......................... United States 362,909 $ 4,485,555
a,b
Lumexa Imaging Holdings, Inc. ......................... United States 274,400 3,202,248
a
Option Care Health, Inc. .............................. United States 150,550 3,530,398
16,167,013
Health Care REITs 2.9%
American Healthcare REIT, Inc. ......................... United States 54,200 2,992,382
Diversified Healthcare Trust ........................... United States 395,100 2,990,907
b
Healthcare Realty Trust, Inc. , A ......................... United States 155,300 2,956,912
8,940,201
Hotels, Restaurants & Leisure 1.0%
Marriott Vacations Worldwide Corp. ...................... United States 28,200 2,940,132
Household Durables 1.7%
a
Cavco Industries, Inc. ................................ United States 5,520 3,086,398
Somnigroup International, Inc. .......................... United States 32,344 2,094,274
5,180,672
Insurance 1.9%
Abacus Global Management, Inc. ....................... United States 282,299 2,710,070
Horace Mann Educators Corp. ......................... United States 64,131 3,263,627
5,973,697
Leisure Products 1.8%
a
MasterCraft Boat Holdings, Inc. ......................... United States 140,524 3,271,399
Polaris, Inc. ........................................ United States 34,300 2,213,722
5,485,121
Life Sciences Tools & Services 0.3%
a
Codexis, Inc. ....................................... United States 532,703 905,595
Machinery 2.8%
a,b
Alliance Laundry Holdings, Inc. ......................... United States 154,460 3,538,679
b
JBT Marel Corp. .................................... United States 19,900 2,325,713
Wabash National Corp. ............................... United States 198,500 2,677,765
8,542,157
Metals & Mining 3.1%
a
Century Aluminum Co. ............................... United States 38,400 1,757,568
a,b
Critical Metals Corp. ................................. Austria 23,592 170,098
Hecla Mining Co. ................................... United States 116,800 2,320,816
b
Hudbay Minerals, Inc. ................................ Canada 78,500 2,249,810
Kaiser Aluminum Corp. ............................... United States 13,100 2,080,018
a,b
REalloys, Inc. ...................................... United States 54,863 567,832
a
USA Rare Earth, Inc. ................................. United States 24,800 441,936
9,588,078
Mortgage Real Estate Investment Trusts (REITs) 2.0%
Ladder Capital Corp. , A ............................... United States 321,853 3,154,159
TPG RE Finance Trust, Inc. ............................ United States 371,900 2,874,787
6,028,946
Multi-Utilities 0.9%
b
Algonquin Power & Utilities Corp. ....................... Canada 507,300 2,871,318
Office REITs 1.1%
b
SL Green Realty Corp. ............................... United States 62,600 3,504,348

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 4.7%
a
Antero Resources Corp. .............................. United States 59,800 $ 2,301,104
Core Natural Resources, Inc. .......................... United States 12,300 1,258,290
b
Frontline plc ....................................... Norway 35,600 1,558,568
Magnolia Oil & Gas Corp. , A ........................... United States 124,525 3,343,496
Permian Resources Corp. , A ........................... United States 107,737 2,509,195
Scorpio Tankers, Inc. ................................. Monaco 21,800 1,719,148
Teekay Tankers Ltd. , A ............................... Canada 19,900 1,783,836
14,473,637
Passenger Airlines 1.6%
a
Allegiant Travel Co. .................................. United States 27,500 2,091,375
a,b
SkyWest, Inc. ...................................... United States 29,700 2,811,402
4,902,777
Pharmaceuticals 2.5%
a
Amneal Pharmaceuticals, Inc. .......................... United States 193,100 3,373,457
a,b
Hyperion DeFi, Inc. .................................. United States 286,628 980,268
a
Prestige Consumer Healthcare, Inc. ..................... United States 62,300 3,225,894
7,579,619
Professional Services 2.7%
a
IBEX Holdings Ltd. .................................. United States 127,409 4,900,150
ICF International, Inc. ................................ United States 39,700 3,537,270
8,437,420
Real Estate Management & Development 0.9%
Newmark Group, Inc. , A .............................. United States 184,800 2,814,504
Retail REITs 1.0%
Brixmor Property Group, Inc. ........................... United States 105,700 3,053,673
Semiconductors & Semiconductor Equipment 1.0%
a,b
Cohu, Inc. ......................................... United States 69,600 3,208,560
Software 2.4%
a
Cleanspark, Inc. .................................... United States 70,300 816,886
a,b
Keel Infrastructure Corp. .............................. United States 169,700 534,555
RingCentral, Inc. , A .................................. United States 66,600 4,636,692
a,b
Riot Platforms, Inc. .................................. United States 75,100 1,426,525
7,414,658
Specialty Retail 3.1%
b
Academy Sports & Outdoors, Inc. ....................... United States 62,900 2,702,184
b
Advance Auto Parts, Inc. .............................. United States 57,900 2,442,222
a,b
Reformation, Inc. ................................... United States 142,678 2,041,722
b
Signet Jewelers Ltd. ................................. United States 29,100 2,394,348
9,580,476
Technology Hardware, Storage & Peripherals 0.9%
a,b
Diebold Nixdorf, Inc. ................................. United States 40,000 2,713,600
Textiles, Apparel & Luxury Goods 2.5%
a
Capri Holdings Ltd. .................................. United States 171,900 2,277,675
b
Oxford Industries, Inc. ................................ United States 68,700 2,630,523
Rocky Brands, Inc. .................................. United States 58,800 2,658,348
7,566,546

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 25.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 1.1%
b
Herc Holdings, Inc. .................................. United States 21,500 $ 3,275,310
Total Common Stocks (Cost $ 271,797,155 ) ...................................
307,029,656
Rights
Rights 0.0%
Distributors 0.0%
a,b,c
BlackBox, Inc., CVR , 2/24/28 .......................... United States 65,200 —
Total Rights (Cost $ – ) ......................................................
—
Total Long Term Investments (Cost $ 271,797,155 ) .............................
307,029,656
a
Short Term Investments 18.5%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.1%
d,e
Putnam Short Term Investment Fund , Class P , 3.863% ....... United States 335,036 335,036
Total Management Investment Companies (Cost $ 335,036 ) .....................
335,036
f
Investments from Cash Collateral Received for
Loaned Securities 18.4%
Money Market Funds 18.4%
d,e
Putnam Cash Collateral Pool, LLC , 3.859% ................ United States 56,675,494 56,675,494
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 56,675,494 ) .........................................................
56,675,494
Total Short Term Investments (Cost $ 57,010,530 ) ..............................
57,010,530
a
Total Investments (Cost $ 328,807,685 ) 118.4% ................................
$364,040,186
Other Assets, less Liabilities (18.4) % ........................................
(56,568,186)
Net Assets 100.0% .........................................................
$307,472,000
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2026. See Note 1(d).
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $271,797,155
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 57,010,530
Value - Unaffiliated issuers (Includes securities loaned of $ 54,664,590 ) ................................. $307,029,656
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 57,010,530
Cash .................................................................................... 213,880
Receivables:
Investment securities sold ................................................................... 652,445
Capital shares sold ........................................................................ 551,884
Dividends ............................................................................... 216,626
Prepaid expenses .......................................................................... 85,773
Total assets .......................................................................... 365,760,794
Liabilities:
Payables:
Investment securities purchased .............................................................. 737,863
Capital shares redeemed ................................................................... 425,659
Management fees ......................................................................... 158,229
Administrative fees ........................................................................ 1,644
Distribution fees .......................................................................... 44,907
Transfer agent fees ........................................................................ 116,750
Trustees' fees and expenses ................................................................. 63,426
Payable upon return of securities loaned (Note 1 d ) .................................................. 56,675,494
Accrued expenses and other liabilities ........................................................... 64,822
Total liabilities ......................................................................... 58,288,794
Net assets, at value ................................................................. $307,472,000
Net assets consist of:
Paid-in capital ............................................................................. $234,241,316
Total distributable earnings (losses) ............................................................. 73,230,684
Net assets, at value ................................................................. $307,472,000

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Small
Cap Value Fund
Class A:
Net assets, at value ....................................................................... $181,847,134
Shares outstanding ........................................................................ 9,858,427
Net asset value per share
a ,b
.................................................................. $18.45
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $19.58
Class C:
Net assets, at value ....................................................................... $5,121,881
Shares outstanding ........................................................................ 426,753
Net asset value and maximum offering price per share
a ,b
............................................ $12.00
Class R:
Net assets, at value ....................................................................... $2,751,714
Shares outstanding ........................................................................ 155,382
Net asset value and maximum offering price per share
b
............................................. $17.71
Class R6:
Net assets, at value ....................................................................... $25,620,140
Shares outstanding ........................................................................ 1,275,112
Net asset value and maximum offering price per share
b
............................................. $20.09
Class Y:
Net assets, at value ....................................................................... $92,131,131
Shares outstanding ........................................................................ 4,608,296
Net asset value and maximum offering price per share
b
............................................. $19.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statement of Operations
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $12,971)
Unaffiliated issuers ........................................................................ $2,393,221
Non-controlled affiliates (Note 3 g ) ............................................................. 13,697
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (639,570)
Non-controlled affiliates (Note 3 g ) ............................................................. 748,167
Total investment income ................................................................... 2,515,515
Expenses:
Management fees (Note 3 a ) ................................................................... 889,229
Administrative fees (Note 3 b ) .................................................................. 2,251
Distribution fees: (Note 3c )
    Class A ................................................................................ 219,281
    Class C ................................................................................ 25,549
    Class R ................................................................................ 6,634
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 140,700
    Class C ................................................................................ 4,093
    Class R ................................................................................ 2,125
    Class R6 ............................................................................... 5,922
    Class Y ................................................................................ 73,522
Custodian fees ............................................................................. 3,871
Reports to shareholders fees .................................................................. 33,054
Registration and filing fees .................................................................... 36,486
Professional fees ........................................................................... 37,417
Trustees' fees and expenses (Note 3 f ) ........................................................... 7,881
Other .................................................................................... 9,432
Total expenses ......................................................................... 1,497,447
Expense reductions (Note 4 ) ............................................................... (5,152)
Net expenses ......................................................................... 1,492,295
Net investment income ................................................................ 1,023,220
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 36,266,633
Written options ........................................................................... 21,297
Foreign currency transactions ................................................................ (522)
Net realized gain (loss) .................................................................. 36,287,408
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (6,440,027)
Written options ........................................................................... (5,365)
Net change in unrealized appreciation (depreciation) ............................................ (6,445,392)
Net realized and unrealized gain (loss) ............................................................ 29,842,016
Net increase (decrease) in net assets resulting from operations .......................................... $30,865,236

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Small Cap Value Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,023,220 $2,168,441
Net realized gain (loss) ................................................. 36,287,408 20,631,724
Net change in unrealized appreciation (depreciation) ........................... (6,445,392) 12,131,277
Net increase (decrease) in net assets resulting from operations ................ 30,865,236 34,931,442
Distributions to shareholders:
Class A ............................................................. — (10,046,546)
Class C ............................................................. — (421,400)
Class R ............................................................. — (111,472)
Class R6 ............................................................ — (1,287,894)
Class Y ............................................................. — (5,266,473)
Total distributions to shareholders .......................................... — (17,133,785)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,443,896) 336,081
Class C ............................................................. (381,664) (719,804)
Class R ............................................................. (252,081) 1,279,905
Class R6 ............................................................ 2,628,959 7,436,706
Class Y ............................................................. (5,151,871) (9,301,515)
Total capital share transactions ............................................ (5,600,553) (968,627)
Net increase (decrease) in net assets ................................... 25,264,683 16,829,030
Net assets:
Beginning of period ..................................................... 282,207,317 265,378,287
End of period .......................................................... $307,472,000 $282,207,317

Putnam Investment Funds
Notes to Financial Statements (unaudited)
Putnam Small Cap Value Fund

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds. The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam Small Cap
Value Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Small Cap Value Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7  regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Small Cap Value Fund
(continued)
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

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Notes to Financial Statements (unaudited)

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(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2026
Year Ended
February 28, 2026
Shares Amount Shares Amount
Class A Shares: 108010 –
Shares sold
a
................................... 525,885 $9,206,884 846,219 $13,158,702
Shares issued in reinvestment of distributions .......... — — 624,238 9,837,981
Shares redeemed ............................... (662,462) (11,650,780) (1,441,890) (22,660,602)
Net increase (decrease) .......................... (136,577) $(2,443,896) 28,567 $336,081
Class C Shares: 101738 –
Shares sold ................................... 30,736 $340,479 72,037 $755,870
Shares issued in reinvestment of distributions .......... — — 40,871 421,378
Shares redeemed
a
.............................. (64,405) (722,143) (180,978) (1,897,052)
Net increase (decrease) .......................... (33,669) $(381,664) (68,070) $(719,804)
Class R Shares: (65679) –
Shares sold ................................... 20,909 $355,136 114,038 $1,760,221
Shares issued in reinvestment of distributions .......... — — 7,353 111,472
Shares redeemed ............................... (36,631) (607,217) (39,989) (591,788)
Net increase (decrease) .......................... (15,722) $(252,081) 81,402 $1,279,905
Class R6 Shares: (585969) –
Shares sold ................................... 339,948 $6,448,038 700,681 $11,912,993
Shares issued in reinvestment of distributions .......... — — 59,758 1,023,657
Shares redeemed ............................... (196,234) (3,819,079) (318,185) (5,499,944)
Net increase (decrease) .......................... 143,714 $2,628,959 442,254 $7,436,706
Class Y Shares: 827639 –
Shares sold ................................... 439,024 $8,275,570 994,029 $16,368,368
Shares issued in reinvestment of distributions .......... — — 302,237 5,156,160
Shares redeemed ............................... (704,483) (13,427,441) (1,858,446) (30,826,043)
Net increase (decrease) .......................... (265,459) $(5,151,871) (562,180) $(9,301,515)
1. Organization and Significant Accounting Policies
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Small Cap Value Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries.Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended August 31, 2026, the annualized gross effective investment management fee rate was 0.596% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Small Cap Value Fund
(continued)
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $20,794
CDSC retained .............................................................................. $303
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Small Cap Value Fund
(continued)
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended August 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through June 30, 2028, to waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-
related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund's investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of
0.20% of the Fund's average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $1,131,143 $36,129,168 $(36,925,275) $— $— $335,036 335,036 $13,697
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.859% ............. $30,897,989 $186,291,757 $(160,514,252) $— $— $56,675,494 56,675,494 $748,167
Total Affiliated Securities ... $32,029,132 $222,420,925 $(197,439,527) $— $— $57,010,530 $761,864
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Small Cap Value Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended August 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At August 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2026, aggregated
$190,629,378 and $193,954,288, respectively.
At August 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$56,675,494 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
For the period ended August 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
F or the period ended August 31, 2026, the average month end notional amount of Options represented $107,676.
Cost of investments .......................................................................... $330,918,775
Unrealized appreciation ........................................................................ $49,696,904
Unrealized depreciation ........................................................................ (16,575,493)
Net unrealized appreciation (depreciation) .......................................................... $33,121,411
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Small Cap Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Investments $407,101
a
Investments $(391,780)
a
Written options 21,297 Written options (5,365)
Total ....................... $428,398 $(397,145)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Small Cap Value Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 307,029,656 $ — $ — $ 307,029,656
Rights ................................. — — —
b
—
Short Term Investments ................... 335,036 56,675,494 — 57,010,530
Total Investments in Securities ........... $307,364,692 $56,675,494 $— $364,040,186
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
7. Other Derivative Information
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Putnam Small Cap Value Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
CVR
Contingent Value Right
REIT
Real Estate Investment Trust

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Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least June 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a

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fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,

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22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year and three-year periods ended
December 31, 2025, and was positive and exceeded the return of its benchmark over the five-year period ended December
31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year period ended December 31, 2025. The Trustees noted and considered the Advisor’s observations about the performance of your fund.
In the Advisor’s view:
Stock selection accounted for most of the underperformance, whereas sector allocation was a much smaller detractor.
Stock selection within the health care sector, primarily in the biotech industry, detracted almost 500 basis points from performance during the period. From an individual stock perspective, an overweight position in consumer products company Helen of Troy and not owning satellite and wireless communications company EchoStar Corporation were the largest single detractors. An out of benchmark position in energy and home services company NRG Energy and an overweight position in business process outsourcing company IBEX Holdings were the strongest contributors.
Sector allocation was a small detractor overall. Excluding communication services, which was the primary detractor, sector allocation would have been a slight positive contributor to relative performance, due to the underweight positioning to real estate and the overweight positioning to materials.
The Trustees considered the Advisor’s observation that the fund had strong five-year performance relative to its benchmark.
The Trustees also noted that the Advisor remained confident in your fund’s portfolio managers.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate

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measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38984-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 26, 2026